Shareholder Report, Average Annual Return (Details) 192396_Amplify Travel Tech ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	68 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Travel Tech ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Travel Tech ETF NAV
Average Annual Return, Percent	8.97%	3.48%	(1.93%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	14.64%